Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 134	£ 170	£ 88
Investment properties
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 12	£ 10